INCOME TAXES (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards
Income tax benefit related to net operating loss carryforwards	$ (19.8)
Tax Credit Carryforwards
Tax credit carryforwards	18.3
Tax credit carryforwards that can be carried forward indefinitely	11.0
Tax credit carryforwards expiring primarily by 2018	7.3
Valuation Allowance
Decrease in valuation allowance	2.3
Valuation allowance at end of period	88.2
Earnings of Foreign Subsidiaries
Undistributed earnings of foreign subsidiaries	680.2
Deferred tax liabilities related to repatriation of foreign earnings	169.3
Federal
Operating Loss Carryforwards
Net operating loss carryforwards	71.8
Capital loss carryforwards	16.5
State
Operating Loss Carryforwards
Net operating loss carryforwards	123.5
Capital loss carryforwards	26.2
Tax Credit Carryforwards
Tax credit carryforwards	5.3
State | Research
Tax Credit Carryforwards
Tax credit carryforwards	9.1
Foreign
Operating Loss Carryforwards
Net operating loss carryforwards	126.3
Net operating loss carryforwards not subject to expiration	112.4
Net operating loss carryforwards subject to expiration within 20 years	13.9
Tax Credit Carryforwards
Tax credit carryforwards	$ 3.9